[AIM LOGO APPEARS HERE]       Dear Shareholder:
--Registered Trademark

             [PHOTO OF
LETTER       Bob Graham       We are pleased to send you this report on the
TO OUR      APPEARS HERE]     Resource Class of Short-Term Investments Trust's
SHAREHOLDERS                  Government TaxAdvantage Portfolio for the fiscal
               year ended August 31, 2001. Persistent earnings woes among many companies continued to plague equity markets. The sluggish condition of the slow to no-growth U.S. economy has carried into the third quarter. Moreover, the pace of the contraction is accelerating to a point where all markets are vulnerable to the economic crisis.
                    After spending much of 1999 and 2000 battling a perceived
               inflation threat by raising interest rates, the Federal Reserve Board (the Fed) suddenly found itself battling the very real threat of economic recession in 2001. In its most aggressive easing posture during the Greenspan era, the Fed lowered short-term interest rates seven times year-to-date, cutting the key federal funds rate (the rate banks charge one another for overnight loans) from 6.50% to 3.50%--its lowest level in seven years.
                    Thus far the Fed's rate cuts have done little to stimulate the lackluster U.S. economy because such moves traditionally take at least six months to trickle down to the marketplace. The Fed's previous rate hikes, implemented to slow the country's growth rate, did just that. Economic growth fell from an annual rate of 8.0% in the first quarter of 2000 to 1.0% in the fourth quarter and increased only slightly in the first and second quarters of 2001.
                    Continued volatility in equity markets and mixed economic
               news drove many investors to move money from the stock market into fixed-income markets, particularly money markets. Such increased demand helped drive down yields on shorter-term issues, which facilitated a reversal of the inverted Treasury yield curve.
                    After largely flattening at the beginning of 2001, by the
               end of the reporting period the yield curve had returned to its traditional shape, meaning that yields on short-term issues had fallen below those of longer-term issues. The yield on cash in the form of three-month Treasury bills fell the most dramatically, starting the fiscal year at 6.25% and ending it at 3.54%. The 30-year Treasury bond saw much less movement, with its yield falling from 5.74% to 5.51% during the past 12 months.

               YIELDS AS OF 8/31/01
                                                         AVERAGE      SEVEN-DAY
                                                      MONTHLY YIELD     YIELD
                Government TaxAdvantage Portfolio         3.37%         3.29%
                Resource Class

                IBC Money Fund Averages(TM)               3.30%         3.24%
                Government Only/Institutions Only

               FUND PROVIDES HAVEN DURING UNCERTAINTY

               Amidst an uncertain and volatile market environment, the fund continued to provide attractive income and safety of principal. The fund's weighted average maturity (WAM) remained in the 11-day to 44-day range during the 12 months ended August 31, 2001. As of the end of the reporting period, the WAM stood at 44 days, and the seven-day yield for the Resource Class was 3.29%. Total net assets in the Resource Class stood at $156.3 million. Had the advisor not waived fees and reimbursed expenses and the distributor not waived fees performance would have been lower.

                                                                     (continued)

                    The portfolio continues to hold the highest credit-quality ratings given by three widely known credit-rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from Fitch IBCA. These historical ratings are based on an analysis of the portfolio's credit quality, composition, management and weekly portfolio reviews. AIM is the largest multi-fund complex to have all its institutional money market portfolios given the highest rating by three nationally recognized ratings agencies, according to IBC Financial Data, Inc.
                    The Government TaxAdvantage Portfolio seeks to maximize
               current income to the extent consistent with preservation of capital and maintenance of liquidity. It purchases only direct obligations of the U.S. Treasury that provide shareholders with dividends exempt from state and local income taxation in certain jurisdictions. U.S. Treasury securities such as bills and notes offer a high degree of safety and guarantee the timely payment of principal and interest if held to maturity. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money investing in the fund.

               MARKET TURMOIL LIKELY TO CONTINUE

               It's hard to predict with any certainty how markets will behave in the future, especially as the present market downturn has proved to be more persistent than many had expected. But inflation remains low, and the Fed's rate cuts have signaled that it is ready to move aggressively to keep markets and the economy afloat. Historically, this has been a catalyst to reinvigorate the economy, although such a resurgence takes time. Regardless of market trends, the fund is well positioned to respond quickly to interest-rate changes and to continue to provide a competitive yield.
                    We are pleased to send you this report on your investment.
               AIM is committed to the primary goals of safety, liquidity and yield in institutional fund management. We are also dedicated to customer service, and we are ready to respond to your comments about this report. Please contact one of our representatives at 800-659-1005 if we can help.


               Respectfully submitted,


               /s/ ROBERT H. GRAHAM
               Robert H. Graham
               Chairman

SCHEDULE OF INVESTMENTS

August 31, 2001

                                                                   PAR
                                                        MATURITY  (000)      VALUE

U.S. GOVERNMENT AGENCY SECURITIES - 107.09%
Federal Farm Credit Bank Discount Notes - 43.65%/(a)/
   3.58%                                                09/04/01 $220,000 $219,934,367
---------------------------------------------------------------------------------------
Federal Home Loan Bank Debentures - 10.91%
   7.13%                                                11/15/01   11,000   11,072,589
---------------------------------------------------------------------------------------
   6.75%                                                02/15/02   15,000   15,180,649
---------------------------------------------------------------------------------------
   3.78%                                                07/30/02   18,735   18,729,874
---------------------------------------------------------------------------------------
   3.65%                                                09/18/02   10,000   10,000,000
---------------------------------------------------------------------------------------
                                                                            54,983,112
---------------------------------------------------------------------------------------
Federal Home Loan Bank Discount Notes - 27.65%/(a)/
   3.41%                                                09/19/01   30,000   29,948,850
---------------------------------------------------------------------------------------
   4.34%                                                09/26/01   25,000   24,924,653
---------------------------------------------------------------------------------------
   3.50%                                                10/19/01   10,000    9,953,333
---------------------------------------------------------------------------------------
   3.52%                                                10/24/01   20,000   19,896,356
---------------------------------------------------------------------------------------
   3.50%                                                10/31/01   15,000   14,912,500
---------------------------------------------------------------------------------------
   3.41%                                                11/09/01   20,000   19,869,283
---------------------------------------------------------------------------------------
   3.52%                                                12/14/01   10,000    9,898,311
---------------------------------------------------------------------------------------
   3.33%                                                08/12/02   10,212    9,886,110
---------------------------------------------------------------------------------------
                                                                           139,289,396
---------------------------------------------------------------------------------------
Federal Home Loan Bank Floating Rate Notes - 7.94%/(b)/
   3.55%                                                08/13/02   15,000   14,995,223
---------------------------------------------------------------------------------------
   3.63%                                                09/05/02   25,000   25,000,000
---------------------------------------------------------------------------------------
                                                                            39,995,223
---------------------------------------------------------------------------------------
Sallie Mae Discount Notes - 7.04%/(a)/
   3.58%                                                09/04/01   35,500   35,489,388
---------------------------------------------------------------------------------------
Tennessee Valley Authority Discount Notes - 9.90%/(a)/
   3.45%                                                09/28/01   50,000   49,870,625
---------------------------------------------------------------------------------------
TOTAL INVESTMENTS - 107.09% (Cost $539,562,111)/(c)/                       539,562,111
---------------------------------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES - (7.09)%                                    (35,728,786)
---------------------------------------------------------------------------------------
NET ASSETS - 100.00%                                                      $503,833,325
---------------------------------------------------------------------------------------

Notes to Schedule of Investments:
(a)Traded on a discount basis. In such cases the interest rate shown represents the rate of discount paid or received at the time of purchase by the Fund.
(b)Demand security; payable upon demand by the Fund at specified time intervals usually no more than seven calendar day's notice. Interest rates are redetermined quarterly. Rate shown is the rate in effect on 08/31/01.
(c)Also represents cost for federal income tax purposes.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2001

Assets:
Investments, at value (amortized cost)                                   $539,562,111
-------------------------------------------------------------------------------------
Cash                                                                          579,911
-------------------------------------------------------------------------------------
Interest receivable                                                           368,823
-------------------------------------------------------------------------------------
Investment for deferred compensation plan                                      45,969
-------------------------------------------------------------------------------------
Other assets                                                                   17,255
-------------------------------------------------------------------------------------
    Total assets                                                          540,574,069
-------------------------------------------------------------------------------------
Liabilities:
Payables for:
-------------------------------------------------------------------------------------
  Investments purchased                                                    35,000,000
-------------------------------------------------------------------------------------
  Dividends                                                                 1,549,253
-------------------------------------------------------------------------------------
  Deferred compensation plan                                                   45,969
-------------------------------------------------------------------------------------
Accrued distribution fees                                                      50,791
-------------------------------------------------------------------------------------
Accrued trustees' fees                                                          1,394
-------------------------------------------------------------------------------------
Accrued transfer agent fees                                                    23,311
-------------------------------------------------------------------------------------
Accrued operating expenses                                                     70,026
-------------------------------------------------------------------------------------
    Total liabilities                                                      36,740,744
-------------------------------------------------------------------------------------
Net assets applicable to shares outstanding                              $503,833,325
-------------------------------------------------------------------------------------
Net Assets:
Institutional Class                                                      $208,306,857
-------------------------------------------------------------------------------------
Private Investment Class                                                 $118,323,888
-------------------------------------------------------------------------------------
Personal Investment Class                                                $  1,609,230
-------------------------------------------------------------------------------------
Cash Management Class                                                    $ 19,253,746
-------------------------------------------------------------------------------------
Resource Class                                                           $156,339,604
-------------------------------------------------------------------------------------
Shares outstanding, $0.01 par value per share:
Institutional Class                                                       208,266,629
-------------------------------------------------------------------------------------
Private Investment Class                                                  118,301,820
-------------------------------------------------------------------------------------
Personal Investment Class                                                   1,609,140
-------------------------------------------------------------------------------------
Cash Management Class                                                      19,240,166
-------------------------------------------------------------------------------------
Resource Class                                                            156,320,441
-------------------------------------------------------------------------------------
Net asset value, offering and redemption price per share for all classes        $1.00
-------------------------------------------------------------------------------------


See Notes to Financial Statements.

STATEMENT OF OPERATIONS

For the year ended August 31, 2001

     Investment income:
     Interest                                                 $24,845,161
     ---------------------------------------------------------------------
     Expenses:
     Advisory fees                                                853,376
     ---------------------------------------------------------------------
     Administrative services fees                                 130,482
     ---------------------------------------------------------------------
     Custodian fees                                                28,733
     ---------------------------------------------------------------------
     Distribution fees:
       Private Investment Class                                   809,722
     ---------------------------------------------------------------------
       Personal Investment Class                                    3,067
     ---------------------------------------------------------------------
       Cash Management Class                                       56,017
     ---------------------------------------------------------------------
       Resource Class                                             209,229
     ---------------------------------------------------------------------
     Transfer agent fees                                           88,821
     ---------------------------------------------------------------------
     Trustees' fees                                                 8,688
     ---------------------------------------------------------------------
     Other                                                        127,065
     ---------------------------------------------------------------------
        Total expenses                                          2,315,200
     ---------------------------------------------------------------------
     Less: Fees waived                                         (1,143,561)
     ---------------------------------------------------------------------
        Net expenses                                            1,171,639
     ---------------------------------------------------------------------
     Net investment income                                     23,673,522
     ---------------------------------------------------------------------
     Realized and unrealized gain from investment securities:
     Net realized gain from investment securities                  73,442
     ---------------------------------------------------------------------
     Net increase in net assets resulting from operations     $23,746,964
     ---------------------------------------------------------------------





See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended August 31, 2001 and 2000

                                                                  2001          2000
                                                              ------------  ------------
Operations:
  Net investment income                                        $23,673,522  $  7,235,094
----------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities               73,442       (10,344)
----------------------------------------------------------------------------------------
    Net increase in net assets resulting from operations        23,746,964     7,224,750
----------------------------------------------------------------------------------------
Distributions to shareholders from net investment income:
  Institutional Class                                           (7,870,164)   (3,721,612)
----------------------------------------------------------------------------------------
  Private Investment Class                                      (8,007,527)   (3,314,960)
----------------------------------------------------------------------------------------
  Personal Investment Class                                        (13,289)           --
----------------------------------------------------------------------------------------
  Cash Management Class                                         (2,834,314)      (13,963)
----------------------------------------------------------------------------------------
  Resource Class                                                (4,948,228)     (184,559)
----------------------------------------------------------------------------------------
Share transactions - net:
  Institutional Class                                          147,453,398   (27,682,360)
----------------------------------------------------------------------------------------
  Private Investment Class                                      40,555,813    32,380,339
----------------------------------------------------------------------------------------
  Personal Investment Class                                      1,609,140            --
----------------------------------------------------------------------------------------
  Cash Management Class                                        (30,792,814)   50,032,980
----------------------------------------------------------------------------------------
  Resource Class                                               155,556,514       763,927
----------------------------------------------------------------------------------------
    Net increase in net assets                                 314,455,493    55,484,542
----------------------------------------------------------------------------------------
Net assets:
  Beginning of year                                            189,377,832   133,893,290
----------------------------------------------------------------------------------------
  End of year                                                 $503,833,325  $189,377,832
----------------------------------------------------------------------------------------
Net assets consist of:
  Shares of beneficial interest                               $503,738,196  $189,356,145
----------------------------------------------------------------------------------------
  Undistributed net realized gain from investment securities        95,129        21,687
----------------------------------------------------------------------------------------
                                                              $503,833,325  $189,377,832
----------------------------------------------------------------------------------------

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

August 31, 2001

Note 1 - Significant Accounting Policies

The Government TaxAdvantage Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end series diversified management investment company. The Trust is organized as a Delaware business trust consisting of three separate portfolios. The Fund currently consists of six different classes of shares: the Institutional Class, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class. As of August 31, 2001, the Reserve Class had not yet commenced operations. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.
  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A. Security Valuations - The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted under Rule 2a-7 of the 1940 Act. This method values a security at its cost on the date of purchase and thereafter, assumes a constant amortization to maturity of any discount or premiums.
B. Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and discounts on investments, is recorded on the accrual basis from settlement date.
C. Distributions - It is the policy of the Fund to declare dividends from net investment income daily and pay on the first business day of the following month.
D. Federal Income Taxes - The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
E. Expenses - Distribution expenses directly attributable to a class of shares are charged to that class' operations. All other expenses which are attributable to more than one class are allocated among the classes.

Note 2 - Advisory Fees and Other Transactions with Affiliates

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, AIM receives a monthly fee with respect to the Fund calculated by applying a monthly rate, based upon the following annual rates, to the average daily net assets of the Fund:

Net Assets                        Rate
----------                        ----
First $250 million............... 0.20%
Over $250 million to $500 million 0.15%
Over $500 million................ 0.10%

For the year August 31, 2001, AIM waived advisory fees of $684,629.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended August 31, 2001, AIM was paid $130,482 for such services.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended August 31, 2001, AFS was paid $61,584 for such services.
  Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan ("the Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class of the Fund. The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, the Fund may pay a service fee of up to 0.25% of the average daily net assets of each class to selected banks, broker-dealers and other financial institutions who offer continuing personal shareholder services to their customers who purchase and own shares of the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class or the Resource Class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. The Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the respective classes. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.25%, 0.50%, 0.08%, 0.80% and 0.16%, respectively, of the average daily net assets attributable to such class. For the year ended August 31, 2001, the Private Investment Class, the Personal Investment Class, the Cash Management Class and the Resource Class paid $404,861, $2,044, $44,814 and $167,384, respectively, as compensation under the Plan and FMC waived fees of $458,932.
  Certain officers and trustees of the Trust are officers and directors AIM, FMC, and AFS.
  During the year ended August 31, 2001, the Fund paid legal fees of $4,138 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

Note 3 - Trustees' Fees

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. The Trust invests trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

Note 4 - Share Information

Changes in shares outstanding during the years ended August 31, 2001 and 2000 were as follows:

                                                   2001                             2000
                                     -------------------------------  -------------------------------
                                         Shares          Amount           Shares          Amount
                                     --------------  ---------------  --------------  ---------------
Sold:
    Institutional Class                 952,745,153  $   952,745,153     731,844,478  $   731,844,478
------------------------------------------------------------------------------------------------------
    Private Investment Class          2,583,210,471    2,583,210,471   1,258,692,258    1,258,692,258
------------------------------------------------------------------------------------------------------
    Personal Investment Class*            1,602,000        1,602,000              --               --
------------------------------------------------------------------------------------------------------
    Cash Management Class               464,109,615      464,109,615      60,397,453       60,397,453
------------------------------------------------------------------------------------------------------
    Resource Class                      602,649,633      602,649,633      96,799,319       96,799,319
------------------------------------------------------------------------------------------------------
Issued as reinvestment of dividends:
    Institutional Class                   3,724,272        3,724,272         140,852          140,852
------------------------------------------------------------------------------------------------------
    Private Investment Class              2,863,799        2,863,799       1,195,830        1,195,830
------------------------------------------------------------------------------------------------------
    Personal Investment Class*                9,140            9,140              --               --
------------------------------------------------------------------------------------------------------
    Cash Management Class                 2,777,595        2,777,595           4,671            4,671
------------------------------------------------------------------------------------------------------
    Resource Class                        4,440,248        4,440,248          39,389           39,389
------------------------------------------------------------------------------------------------------
Reacquired:
    Institutional Class                (809,016,027)    (809,016,027)   (759,667,690)    (759,667,690)
------------------------------------------------------------------------------------------------------
    Private Investment Class         (2,545,518,457)  (2,545,518,457) (1,227,507,749)  (1,227,507,749)
------------------------------------------------------------------------------------------------------
    Personal Investment Class*               (2,000)          (2,000)             --               --
------------------------------------------------------------------------------------------------------
    Cash Management Class              (497,680,024)    (497,680,024)    (10,369,144)     (10,369,144)
------------------------------------------------------------------------------------------------------
    Resource Class                     (451,533,367)    (451,533,367)    (96,074,781)      96,074,781
------------------------------------------------------------------------------------------------------
                                        314,382,051  $   314,382,051      55,494,886  $    55,494,886
------------------------------------------------------------------------------------------------------

* The Personal Investment Class commenced sales on May 30, 2001.

Note 5 - Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                             Resource Class
                                                     -------------------------
                                                                     December 30,
                                                                         1999
                                                        Year          (Date sales
                                                       Ended          commenced)
                                                     August 31,      to August 31,
                                                        2001           2000/(a)/
                                                     ----------      -------------
Net asset value, beginning of period                  $   1.00          $ 1.00
------------------------------------------------------------------------------------
Net investment income                                     0.05            0.04
------------------------------------------------------------------------------------
Less dividends from net investment income                (0.05)          (0.04)
------------------------------------------------------------------------------------
Net asset value, end of period                        $   1.00          $ 1.00
------------------------------------------------------------------------------------
Total return/(b)/                                         5.15%           3.66%
------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)              $156,340          $  765
------------------------------------------------------------------------------------
Ratio of expenses to average net assets:
    With fee waivers                                      0.28%/(c)/      0.27%/(d)/
------------------------------------------------------------------------------------
    Without fee waivers                                   0.46%/(c)/      0.56%/(d)/
------------------------------------------------------------------------------------
Ratio of net investment income to average net assets      4.84%/(c)/      5.17%/(d)/
------------------------------------------------------------------------------------

(a)Calculated using averages shares outstanding.
(b)Not annualized for periods less than one year.
(c)Ratios are based on average daily net assets of $104,614,717.
(d)Annualized.

INDEPENDENT AUDITORS' REPORT

To the Board of Trustees and Shareholders
Short-Term Investments Trust:

   We have audited the accompanying statement of assets and liabilities of Government TaxAdvantage Portfolio (a series portfolio of Short-Term Investments Trust), including the schedule of investments, as of August 31, 2001, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years or periods in the two-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the years or periods in the three-year period ended August 31, 1999 have been audited by other auditors, whose report dated October 1, 1999 expressed an unqualified opinion on such financial highlights.
   We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2001, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Government TaxAdvantage Portfolio as of August 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the two-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER

September 14, 2001
Philadelphia, Pennsylvania

                         DIRECTORS
Frank S. Bayley                                         Carl Frischling         Short-Term
Bruce L. Crockett                                      Robert H. Graham         Investments Trust
Owen Daly II                                         Prema Mathai-Davis         (STIT)
Albert R. Dowden                                       Lewis F. Pennock
Edward K. Dunn, Jr.                                     Ruth H. Quigley
Jack M. Fields                                           Louis S. Sklar         Government
                                                                                TaxAdvantage
                         OFFICERS                                               Portfolio
Robert H. Graham                                   Chairman & President         ------------------------------
Gary T. Crum                                         Sr. Vice President         Resource         ANNUAL
Carol F. Relihan                         Sr. Vice President & Secretary         Class            REPORT
Dana R. Sutton                               Vice President & Treasurer
Melville B. Cox                                          Vice President
Karen Dunn Kelley                                        Vice President
Mary J. Benson           Assistant Vice President & Assistant Treasurer
Sheri Morris             Assistant Vice President & Assistant Treasurer

                    INVESTMENT ADVISOR
                   A I M Advisors, Inc.
               11 Greenway Plaza, Suite 100
                  Houston, TX 77046-1173
                       800-347-1919

                        DISTRIBUTOR
                  Fund Management Company
               11 Greenway Plaza, Suite 100
                  Houston, TX 77046-1173
                       800-659-1005                                                            AUGUST 31, 2001

                         CUSTODIAN
                   The Bank of New York
             90 Washington Street, 11th Floor
                    New York, NY 10286

                   LEGAL COUNSEL TO FUND
          Ballard Spahr Andrews & Ingersoll, LLP
              1735 Market Street, 51st Floor                                         [LOGO APPEARS HERE]
                Philadelphia, PA 19103-7599                                        Fund Management Company

                 LEGAL COUNSEL TO TRUSTEES
           Kramer, Levin, Naftalis & Frankel LLP
                     919 Third Avenue
                    New York, NY 10022

                      TRANSFER AGENT
                 A I M Fund Services, Inc.
               11 Greenway Plaza, Suite 100
                  Houston, TX 77046-1173

                         AUDITORS
                   Tait, Weller & Baker
                  Eight Penn Center Plaza
                  Philadelphia, PA 19103


This report may be distributed only to current shareholders or to persons who have received a current prospectus.


TAP-AR-4